CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable, allowance for doubtful accounts	$ 2,465,977	$ 15,479,534
Short-term bank loans	9,243,995	13,847,031
Accounts payable	12,775,514	4,460,702
Amounts due to related parties	1,973,591	1,177,490
Accrued expenses and other current liabilities	$ 32,858,747	$ 31,128,677
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, authorized (in shares)	200,000,000	200,000,000
Common shares, issued (in shares)	102,741,977	102,121,144
Common shares, outstanding (in shares)	102,741,977	102,121,144
VIEs and VIEs' subsidiaries [Member]
Short-term bank loans	$ 9,243,995	$ 13,847,031
Accounts payable	11,626,248	2,433,984
Amounts due to related parties	1,973,591	1,177,490
Accrued expenses and other current liabilities	$ 23,294,058	$ 24,567,559